Summary of Significant Accounting Policies - Income (Loss) Per Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Per Share-Basic and Diluted
Income (Loss) from Continuing Operations			$ 452,725	$ 343,096	$ 268,211
Less: Net income (loss) attributable to noncontrolling interests	$ (592)	$ 1,028	2,506	403	938
Income (loss) from continuing operations (utilized in numerator of Earnings Per Share calculation)			450,219	342,693	267,273
Income (loss) from discontinued operations, net of tax			0	0	104
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 42,299	$ 45,603	$ 450,219	$ 342,693	$ 267,377
Weighted-average shares—basic (in shares)	290,328,000	288,756,000	289,457,000	288,183,000	286,971,000
Effect of dilutive potential stock options (in shares)	995,625	56,437	645,886	24,903	145,509
Effect of dilutive potential RSUs and PUs (in shares)	521,977	715,850	872,204	435,287	570,435
Weighted-average shares—diluted (in shares)	291,845,602	289,528,287	290,975,090	288,643,190	287,686,944
Earnings (losses) per share—basic:
Income (loss) from continuing operations (in dollars per share)			$ 1.56	$ 1.19	$ 0.93
(Loss) income from discontinued operations, net of tax (in dollars per share)			0	0	0
Net income (loss) attributable to iron mountain incorporated (in dollars per share)	$ 0.15	$ 0.16	1.56	1.19	0.93
Earnings (losses) per share—diluted:
Income (loss) from continuing operations (in dollars per share)			1.55	1.19	0.93
(Loss) income from discontinued operations, net of tax (in dollars per share)			0	0	0
Net income (loss) attributable to iron mountain incorporated - dilute (in dollars per share)	$ 0.14	$ 0.16	$ 1.55	$ 1.19	$ 0.93
Antidilutive stock options, RSUs and PUs, excluded from the calculation (in shares)	755,580	4,708,068	1,447,722	5,663,981	4,475,745